Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000114818
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class A
Trading Symbol	CRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 2,516,587,773
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

C000114819
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class C
Trading Symbol	CRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$91	1.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.73%	[2]
AssetsNet	$ 2,516,587,773
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

C000114825
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional Class
Trading Symbol	CRAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$39	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[3]
AssetsNet	$ 2,516,587,773
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

C000114823
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 2 Class
Trading Symbol	CRDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 2,516,587,773
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

C000147084
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 3 Class
Trading Symbol	CARYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[5]
AssetsNet	$ 2,516,587,773
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

C000255600
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class S
Trading Symbol	CRADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$39	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[6]
AssetsNet	$ 2,516,587,773
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,516,587,773
Total number of portfolio holdings	353
Portfolio turnover for the reporting period	77%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	29.8%
Equity Risk	41.0%
Foreign Exchange Risk	9.4%
Interest Rate Risk	23.4%
Short
Equity Risk	5.3%
Foreign Exchange Risk	41.8%
Interest Rate Risk	3.7%

Asset Categories

Money Market Funds	41.4%
Inflation-Indexed Bonds	14.6%
Foreign Government Obligations	14.3%
Alternative Strategies Funds	9.3%
U.S. Treasury Obligations	8.6%
Common Stocks	6.6%
Residential Mortgage-Backed Securities - Agency	4.3%

C000032900
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class A
Trading Symbol	LBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[7]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000032902
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class C
Trading Symbol	LBSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$87	1.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.64%	[8]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000032905
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	GSFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[9]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000122670
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CDDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[10]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000122671
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CDDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$29	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[11]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000061836
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class R
Trading Symbol	CDIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$60	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[12]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000255599
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class S
Trading Symbol	GFSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[13]
AssetsNet	$ 45,948,768,626
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$45,948,768,626
Total number of portfolio holdings	82
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.9%
Information Technology	16.7%
Industrials	13.0%
Health Care	12.9%
Consumer Staples	8.5%
Communication Services	6.2%
Utilities	6.0%
Energy	5.7%
Consumer Discretionary	5.0%
Materials	2.0%
Other	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Microsoft Corp.	2.8%
Walmart, Inc.	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.2%
Parker-Hannifin Corp.	2.1%
Procter & Gamble Co. (The)	2.1%

C000029350
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class A
Trading Symbol	LHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[14]
AssetsNet	$ 461,325,479
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

C000029352
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class C
Trading Symbol	CHMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$72	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[15]
AssetsNet	$ 461,325,479
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

C000029353
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	SRHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[16]
AssetsNet	$ 461,325,479
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

C000122656
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 2 Class
Trading Symbol	CHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[17]
AssetsNet	$ 461,325,479
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

C000175730
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 3 Class
Trading Symbol	CHHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$28	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[18]
AssetsNet	$ 461,325,479
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

C000255598
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class S
Trading Symbol	SRHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[19]
AssetsNet	$ 461,325,479
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,325,479
Total number of portfolio holdings	277
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Wisconsin	10.5%
Colorado	8.9%
Texas	8.0%
Puerto Rico	6.8%
Illinois	6.3%
Florida	6.2%
New York	5.8%
California	5.5%
New Hampshire	4.6%
Ohio	3.8%

Asset Categories

Municipal Bonds	96.2%
Floating Rate Notes	1.3%
Other	0.7%

C000151801
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	CLAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$66	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[20]
AssetsNet	$ 513,153,589
Holdings Count | Holding	978
InvestmentCompanyPortfolioTurnover	371.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$513,153,589
Total number of portfolio holdings	978
Portfolio turnover for the reporting period	371%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Commodity-Related Investment Risk	43.9%
Credit Risk	1.7%
Equity Risk	35.9%
Foreign Exchange Risk	294.9%
Interest Rate Risk	249.2%
Short
Commodity-Related Investment Risk	35.5%
Equity Risk	36.8%
Foreign Exchange Risk	240.8%
Interest Rate Risk	317.6%

Asset Categories

Money Market Funds	55.5%
Residential Mortgage-Backed Securities - Agency	25.4%
Treasury Bills	15.8%
Residential Mortgage-Backed Securities - Non-Agency	11.2%
Asset-Backed Securities - Non-Agency	1.6%
Other	0.6%

C000151802
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	CLABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$104	2.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.04%	[21]
AssetsNet	$ 513,153,589
Holdings Count | Holding	978
InvestmentCompanyPortfolioTurnover	371.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$513,153,589
Total number of portfolio holdings	978
Portfolio turnover for the reporting period	371%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Commodity-Related Investment Risk	43.9%
Credit Risk	1.7%
Equity Risk	35.9%
Foreign Exchange Risk	294.9%
Interest Rate Risk	249.2%
Short
Commodity-Related Investment Risk	35.5%
Equity Risk	36.8%
Foreign Exchange Risk	240.8%
Interest Rate Risk	317.6%

Asset Categories

Money Market Funds	55.5%
Residential Mortgage-Backed Securities - Agency	25.4%
Treasury Bills	15.8%
Residential Mortgage-Backed Securities - Non-Agency	11.2%
Asset-Backed Securities - Non-Agency	1.6%
Other	0.6%

C000151809
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	CLAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[22]
AssetsNet	$ 513,153,589
Holdings Count | Holding	978
InvestmentCompanyPortfolioTurnover	371.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$513,153,589
Total number of portfolio holdings	978
Portfolio turnover for the reporting period	371%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Commodity-Related Investment Risk	43.9%
Credit Risk	1.7%
Equity Risk	35.9%
Foreign Exchange Risk	294.9%
Interest Rate Risk	249.2%
Short
Commodity-Related Investment Risk	35.5%
Equity Risk	36.8%
Foreign Exchange Risk	240.8%
Interest Rate Risk	317.6%

Asset Categories

Money Market Funds	55.5%
Residential Mortgage-Backed Securities - Agency	25.4%
Treasury Bills	15.8%
Residential Mortgage-Backed Securities - Non-Agency	11.2%
Asset-Backed Securities - Non-Agency	1.6%
Other	0.6%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized